Property, Plant and Equipment - Additional Information (Details) $ in Millions			3 Months Ended		12 Months Ended
	Jul. 23, 2015 CAD ($)	Jul. 23, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, plant and equipment [abstract]
Impairment			$ 0	$ 0		$ 21,200,000	$ 12,200,000
Deposit on anticipated sale of real property	$ 15	$ 11,200,000			$ 0	$ 0	$ 11,200,000